Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Accounts Receivable, Net

4. Accounts Receivable, Net

As of June 30, 2025 and December 31, 2024, accounts receivable consisted of the following balances:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Accounts receivable related to sales of marine fuels	$22,302,300	$11,469,112
Less: allowance for credit losses	(10,423)	(10,423)
Total accounts receivable, net	$22,291,877	$11,458,689

The movement of allowance for credit losses is as follow:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Beginning balance at January 1, 2025 and 2024	$10,423	$13,281
Recovery of credit losses	-	(2,858)
Ending balance at June 30, 2025 and 2024	$10,423	$10,423

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and 2024